SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Compensation and benefits	$ 51,527	$ 44,801
Distributor and agent commissions	14,877	12,422
Operating lease obligations - current portion	7,409	7,085
Income taxes	6,585	4,275
Contingent consideration - current portion	0	2,923
Taxes other than income taxes	2,962	2,559
Fair value of derivatives - current portion	801	678
Other	15,613	16,949
Total accrued expenses and other current liabilities	$ 99,774	$ 91,692
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities